Nature and Continuance of Operations and Going Concern (Details Narrative) - USD ($)	3 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial doubt about going concern	These unaudited condensed interim consolidated financial statements have been prepared on a going concern basis. Bunker Hill Mining Corp. (the "Company") has incurred losses since inception resulting in an accumulated deficit of $64,192,278 and further losses are anticipated in the development of its business. The Company does not have sufficient working capital needed to meet its current fiscal obligations and commitments. In order to continue to meet its fiscal obligations in the current fiscal year and beyond, the Company must seek additional financing. This raises substantial doubt about the Company's ability to continue as a going concern. Its ability to continue as a going concern is dependent upon the ability of the Company to generate profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Deficit accumulated during the exploration stage	$ (64,192,278)	$ (63,924,419)	$ (41,041,844)	$ (50,343,441)	$ (36,839,328)	$ (32,602,628)	$ (30,466,083)	$ (28,488,660)	$ (25,013,420)
Substantial doubt about going concern, management's evaluation	Management is considering various financing alternatives including, but not limited to, raising capital through the capital markets and debt financing. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.